Deposits	9 Months Ended
Sep. 30, 2012
Deposits [Abstract]
Deposits
Deposits
The Company had $23.3 million in deposits reported as non-current assets at September 30, 2012 and December 31, 2011, respectively. The deposits at September 30, 2012 consist of $20.6 million under an escrow arrangement for the Company’s facilities agreement with Kern River Gas Transmission Company ("Kern River"), $1.5 million related to the Company’s construction insurance program and $1.2 million comprised primarily of other deposit requirements.